Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets [Abstract]
Prepayments to vendors and content providers	¥ 193,074		¥ 184,744
Input value-added tax to be deducted	75,297		2,059
Interests receivable	56,010		168,739
Receivables from exercise of vested share options	20,015		9,475
Prepayments to third-party payment platforms	14,613		7,912
Loan to a third party	10,000		10,000
Others	40,052		17,686
Less: expected credit loss provision	(572)		0
Total	¥ 408,489	$ 57,818	¥ 400,615